Natixis Sustainable Future 2015 FundSM	Natixis Sustainable Future 2040 FundSM
Natixis Sustainable Future 2020 FundSM	Natixis Sustainable Future 2045 FundSM
Natixis Sustainable Future 2025 FundSM	Natixis Sustainable Future 2050 FundSM
Natixis Sustainable Future 2030 FundSM	Natixis Sustainable Future 2055 FundSM
Natixis Sustainable Future 2035 FundSM	Natixis Sustainable Future 2060 FundSM

(the “Funds”)

Supplement dated May 25, 2018 to the Summary Prospectuses and Prospectus of the Funds, each dated February 28, 2017, as may be revised and supplemented from time to time.

Effective May 25, 2018, Anthony Wicklund has joined the management team of the Funds.

The information under in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary for each Fund is revised to include the following under “Wilshire”:

Anthony Wicklund, CFA®, CAIA, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2018.

The subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following under “Wilshire”:

Anthony Wicklund, CFA®, CAIA, has been a portfolio manager of the Funds since 2018. Mr. Wicklund joined Wilshire in 2013 and currently serves as a Managing Director of Wilshire and a portfolio manager with Wilshire Funds Management. Prior to joining Wilshire, Mr. Wicklund was the Director of Risk Management at Convergent Wealth Advisors, where he led the firm’s investment risk management and operational due diligence efforts. Mr. Wicklund earned his BS in business administration, with a concentration in finance from the University of Oregon. He also holds an MBA from the Marshall School of Business, University of Southern California, with a concentration in investments and financial markets. Mr. Wicklund holds the Chartered Financial Analyst® and Chartered Alternative Investment Analyst designations and has over 17 years of investment experience.

Effective May 25, 2018, Elizabeth Yakes no longer serves as a co-portfolio manager of the Funds. Accordingly, effective immediately, all references to Ms. Yakes and corresponding disclosure related to Ms. Yakes in the Funds’ Summary Prospectuses and Prospectus are hereby deleted.

Natixis Sustainable Future 2015 FundSM	Natixis Sustainable Future 2040 FundSM
Natixis Sustainable Future 2020 FundSM	Natixis Sustainable Future 2045 FundSM
Natixis Sustainable Future 2025 FundSM	Natixis Sustainable Future 2050 FundSM
Natixis Sustainable Future 2030 FundSM	Natixis Sustainable Future 2055 FundSM
Natixis Sustainable Future 2035 FundSM	Natixis Sustainable Future 2060 FundSM

(the “Funds”)

Supplement dated May 25, 2018 to the Statement of Additional Information of the Funds, dated February 28, 2017, as may be revised and supplemented from time to time.

Effective May 25, 2018, Anthony Wicklund has joined the management team of the Funds.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” in the Funds’ Statement of Additional Information:

Portfolio Managers’ Management of Other Accounts

As of April 30, 2018, Anthony Wicklund managed other accounts in addition to managing the Funds. The following table provides information on the other accounts managed by Mr. Wicklund:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Anthony Wicklund

(Wilshire)	18	$2.8 billion	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of April 30, 2018 Mr. Wicklund did not own any shares of the Funds.

Effective May 25, 2018, Elizabeth Yakes no longer serves as a co-portfolio manager of the Funds. Accordingly, effective immediately, all references to Ms. Yakes and corresponding disclosure related to Ms. Yakes in the Funds’ Statement of Additional Information are hereby deleted.